RESTATEMENT OF FINANCIAL STATEMENT (Details) - USD ($)		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash				$ 415
Accounts receivable, net				100,000
Inventory, net			369	369
Prepaid expenses and other assets
TOTAL CURRENT ASSETS			369	100,784
TOTAL ASSETS			375	100,790
CURRENT LIABILITIES
Accounts payable and accrued liabilities			561,378	402,681
Advances related party			108,878	98,146
LONG-TERM LIABILITIES
TOTAL LIABILITIES			670,256	500,827
STOCKHOLDERS’ EQUITY
Allocation shares			1,000	1,000
Common Stock, $0.0001 par value: 500,000,000 Authorized shares: 3,115,500 issued and outstanding shares as of June 30, 2017 and December 31, 2016			7	7
Additional paid in capital			14,999	14,999
Accumulated Equity (Deficit)			(685,887)	(416,043)
TOTAL SHAREHOLDERS’ EQUITY			(669,881)	(400,037)	$ (188,714)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY			$ 375	$ 100,790
As Filed [Member]
Current Assets
Cash		$ 169,241
Accounts receivable, net		300,323
Inventory, net		562,101
Prepaid expenses and other assets		218,634
TOTAL CURRENT ASSETS		1,250,299
Fixed assets, net of accumulated depreciation of $450,000 as of June 30, 2017		6,539,012
Financing costs, net of accumulated amortization		191,773
Other assets		85,697
TOTAL ASSETS		8,066,781
CURRENT LIABILITIES
Accounts payable and accrued liabilities		966,627
Advances related party		112,646
Promissory note		1,025,000
Uncertain tax liability increased
Deferred income taxes payable
Current portion of lease obligations		380,569
TOTAL CURRENT LIABILITIES		2,484,842
LONG-TERM LIABILITIES
Vesting note payable		1,875,000
Deferred tax payable
Capital lease obligation, net of current portion		2,809,915
TOTAL LONG-TERM LIABILITIES		4,684,915
TOTAL LIABILITIES		7,169,757
STOCKHOLDERS’ EQUITY
Allocation shares		1,000
Common Stock, $0.0001 par value: 500,000,000 Authorized shares: 3,115,500 issued and outstanding shares as of June 30, 2017 and December 31, 2016		3,115
Additional paid in capital		11,891
Accumulated Equity (Deficit)		1,271,409
TOTAL SHAREHOLDERS’ EQUITY		1,287,415
NONCONTROLLING INTERESTS		(390,391)
TOTAL EQUITY		897,024
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		8,066,781
Adjustment [Member]
Current Assets
Cash
Accounts receivable, net
Inventory, net
Prepaid expenses and other assets	[1]	103,000
TOTAL CURRENT ASSETS		103,000
Fixed assets, net of accumulated depreciation of $450,000 as of June 30, 2017
Financing costs, net of accumulated amortization
Other assets
TOTAL ASSETS		103,000
CURRENT LIABILITIES
Accounts payable and accrued liabilities
Advances related party
Promissory note
Uncertain tax liability	[1]	129,000
Uncertain tax liability increased	[2]	1,000
Deferred income taxes payable	[1]	91,000
Current portion of lease obligations
TOTAL CURRENT LIABILITIES		221,000
LONG-TERM LIABILITIES
Vesting note payable
Deferred tax payable	[1]	2,044,646
TOTAL LONG-TERM LIABILITIES		1,784,323
TOTAL LIABILITIES		2,005,323
STOCKHOLDERS’ EQUITY
Allocation shares
Common Stock, $0.0001 par value: 500,000,000 Authorized shares: 3,115,500 issued and outstanding shares as of June 30, 2017 and December 31, 2016
Accumulated Equity (Deficit)	[1]	(2,161,646)
TOTAL SHAREHOLDERS’ EQUITY		(2,019,018)
NONCONTROLLING INTERESTS	[2]	116,695
TOTAL EQUITY		(1,902,323)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		103,000
Adjustment One [Member]
LONG-TERM LIABILITIES
Deferred tax payable	[2]	(260,323)
STOCKHOLDERS’ EQUITY
Accumulated Equity (Deficit)	[2]	142,628
As Restated [Member]
Current Assets
Cash		169,241
Accounts receivable, net		300,323
Inventory, net		562,101
Prepaid expenses and other assets		321,634
TOTAL CURRENT ASSETS		1,353,299
Fixed assets, net of accumulated depreciation of $450,000 as of June 30, 2017		6,539,012
Financing costs, net of accumulated amortization		191,773
Other assets		85,697
TOTAL ASSETS		8,169,781
CURRENT LIABILITIES
Accounts payable and accrued liabilities		966,627
Advances related party		112,646
Promissory note		1,025,000
Uncertain tax liability		130,000
Deferred income taxes payable		91,000
Current portion of lease obligations		380,569
TOTAL CURRENT LIABILITIES		2,705,842
LONG-TERM LIABILITIES
Vesting note payable		1,875,000
Deferred tax payable		1,784,323
Capital lease obligation, net of current portion		2,809,915
TOTAL LONG-TERM LIABILITIES		6,469,238
TOTAL LIABILITIES		9,175,080
STOCKHOLDERS’ EQUITY
Allocation shares		1,000
Common Stock, $0.0001 par value: 500,000,000 Authorized shares: 3,115,500 issued and outstanding shares as of June 30, 2017 and December 31, 2016		3,115
Additional paid in capital		11,891
Accumulated Equity (Deficit)		(747,609)
TOTAL SHAREHOLDERS’ EQUITY		(731,603)
NONCONTROLLING INTERESTS		(273,696)
TOTAL EQUITY		(1,005,299)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 8,169,781

[1]	The Company determined the bargain purchase gain recorded upon the acquisition of Neese on March 3, 2017 excluded prepaid taxes of $103,000, deferred taxes liabilities of $2,161,646 and an uncertain tax liability of $129,000. The gain on bargain purchase was reduced by $2,161,646 from the statement of operations in the period ending June 30, 2017 and prepaid tax was increased by $103,000, the current deferred tax liability increased $91,000 and uncertain tax liability of $129,000 and non-current deferred tax liability increased $2,044,646.
[2]	The Company adjusted the impact on the tax expense (benefit) and prepaid taxes and tax liabilities for the three and six months ending June 30, 2017. The uncertain tax liability increased $1,000 and non-current deferred tax liability decreased $260,323 resulting in a tax benefit of $240,233 and $259,323 for the three and six months ending June 30, 2017, respectively. Furthermore, the loss attributable to non-controlling interest was decreased by $108,105 and $116,695 for the three and six months ending June 30, 2017, respectively.